Stock-Based and Other Non-Cash Long-Term Incentive Compensation (Tables)	12 Months Ended
Dec. 31, 2013
Stock-Based and Other Non-Cash Long-Term Incentive Compensation
Schedule of vesting of the deferred stock awards, subject to certain accelerated vesting conditions, under the 2013 Amended LTIP Plans

Vesting Date	Key Management Personnel	Non-Employee Directors
Day following the Initial Public Offering	25.00%	25.00%
December 31, 2013(1)	15.00%	—
December 31, 2014	15.00%	18.75%
December 31, 2015	15.00%	18.75%
December 31, 2016	15.00%	18.75%
December 31, 2017	15.00%	18.75%
(1)
Subject to the terms and conditions of the 2013 Amended LTIP Plans, the awards scheduled to vest on December 31, 2013 will be forfeited by a participant upon termination without good reason. As a result, we have assumed a vesting date of December 31, 2017 in our accounting for the related stock-based compensation expense. No other scheduled vesting dates have this limitation and, therefore, the underlying shares are considered earned on each such date.

Summary of information regarding stock-based compensation plans

Stock-Based Compensation Plan	Number of Shares Authorized	Number of Shares Available For Award
2010 Equity Plan(1)	1,174,014	758,399
2013 Amended LTIP Plans(1)	927,000	—
2013 Equity Plan	2,060,000	2,010,853

Totals	4,161,014	2,769,252

(1)
We expect that no further grants will be made under the 2010 Equity Plan and the 2013 Amended LTIP Plans.

Summary of deferred stock and restricted stock activity for the stock-based compensation plans

	Shares		Weighted Average Grant Date Fair Values
	Deferred Stock	Restricted Stock	Deferred Stock	Restricted Stock
Balances at January 1, 2011 (non-vested)	—	185,142	$—	$9.17
Vested	—	(89,506)	—	9.17

Balances at December 31, 2011 (non-vested)	—	95,636	—	9.17
Granted	—	77,250	—	6.31
Vested	—	(114,001)	—	8.52
Forfeited	—	(7,385)	—	9.17

Balances at December 31, 2012 (non-vested)	—	51,500	—	6.31
Granted	927,000	49,600	15.59	15.00
Vested	(231,750)	—	15.59	—
Forfeited	—	(453)	—	15.00

Balances at December 31, 2013 (non-vested)	695,250	100,647	15.59	10.55